Shareholders' Equity (Details) - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at beginning of year		875,500	710,300	851,600
Number of options, granted	[1]	90,000	344,000	116,800
Number of options, exercised		(46,000)	(59,000)	(92,000)
Number of options, forfeited		(78,400)	(117,800)	(166,000)
Number of options, expired		(28,000)	(2,000)
Number of options, outstanding at end of year		813,100	875,500	710,300
Number of options, exercisable at end of year		303,000	246,500	51,000
Vested and expected to vest at end of year, Number		731,517
Weighted average exercise price, options outstanding at beginning of year		$ 1.60	$ 2.51	$ 2.63
Weighted average exercise price, options granted	[1]	0.65	0.003	1.66
Weighted average exercise price, options exercised		1.15	1.45	1.85
Weighted average exercise price, options forfeited		1.41	2.49	2.88
Weighted average exercise price, options expired		2.95	2.16
Weighted average exercise price, options outstanding at end of year		1.49	1.60	2.51
Weighted average exercise price, options exercisable at end of year		2.90	2.87	1.98
Vested and expected to vest at end of year, Weighted average exercise price		1.72
Weighted average grant date fair value of options granted during the year	[2]	$ 1.30	$ 1.46	$ 0.94

[1]	In the year ended December 31, 2017 the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01. In the year ended December 31, 2016 the options were granted with an exercise price equal to par value of NIS 0.01. In the year ended December 31, 2015 the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions: